Annual Total Returns- Janus Henderson Balanced Portfolio (Institutional Shares) [BarChart] - Institutional Shares - Janus Henderson Balanced Portfolio - Institutional Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.64%	13.62%	20.15%	8.51%	0.62%	4.60%	18.43%	0.68%	22.59%	14.31%